SUBSEQUENT EVENTS		6 Months Ended	12 Months Ended
	Jul. 11, 2025	Jun. 30, 2025	Dec. 31, 2024
SUBSEQUENT EVENTS

NOTE 4 – SUBSEQUENT EVENTS

In accordance with ASC Topic 855, “Subsequent Events”, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before the financial statements are issued, the Company has evaluated all events or transactions that occurred after July 11, 2025, up through the date the Company issued the financial statements.

FUTURETECH II ACQUISITION CORP [Member]
SUBSEQUENT EVENTS

Note 10 – Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date. Based upon this review the Company did not identify any subsequent events, other than those noted below, that would have required adjustment or disclosure in the unaudited condensed financial statements.

Amended Merger Agreement

On August 5, 2025, FutureTech II Acquisition Corp., a Delaware corporation (the “Company”), entered into an Amended and Restated Agreement and Plan of Merger (the “Merger Agreement”), by and among the Company, Longevity Biomedical, Inc., a Delaware corporation (“Longevity”), LBI Merger Sub, Inc., a Delaware corporation and direct, wholly-owned subsidiary of the Company (“Merger Sub”), and Andrew Leo, solely in the capacity as seller representative.

The Merger Agreement provides that (i) Longevity will consummate Target Acquisitions (as defined below) upon the terms and subject to conditions set forth therein and pursuant to the Target Acquisition Agreements (as defined in the Merger Agreement), and (ii) immediately following the consummation of the Target Acquisitions, the Company will merge with and into PubCo (the “Reorganization Merger”) with PubCo as the surviving company of the Reorganization Merger, and (iii) immediately following the consummation of the Reorganization Merger, Longevity will merge with and into Merger Sub (the “Acquisition Merger”) with Longevity as the surviving company of the Acquisition Merger. Following the Acquisition Merger, Longevity will be a wholly-owned subsidiary of PubCo. At the closing of the Transactions (the “Closing”), PubCo’s common stock, par value $0.0001 per share (the “PubCo Common Stock”), is expected to list on the Nasdaq Stock Market LLC (“Nasdaq”) under the ticker symbol “LBIO.” The date on which the Closing actually occurs is hereinafter referred to as the “Closing Date.”

Pursuant to the Merger Agreement, Longevity shall, prior to the closing of the Reorganization Merger, consummate the Target Acquisitions upon the terms and subject to conditions set forth therein and pursuant to the Target Acquisition Agreements. The Target Acquisitions are the acquisitions by Longevity of each of Cerevast Medical, Inc. and Aegeria Soft Tissue, LLC (“Aegeria”) pursuant to each of the Cerevast Acquisition Agreement and the Aegeria Acquisition Agreement, each in accordance with the respective terms thereof.

On August 12, 2025, the Company consented (the “Approval of Waiver”) to Longevity entering into a waiver agreement with Aegeria (the “Waiver Agreement”) to remove the restriction contained in the Aegeria Acquisition Agreement that prohibited Aegeria from soliciting, negotiating, entering into, or otherwise facilitating an acquisition proposal or alternative transaction.

On October 15, 2026, PubCo conveyed, transferred and assigned 100% of its equity ownership in Merger Sub to FutureTech. On October __, 2025, Longevity consented to PubCo’s conveyance of 100% of its equity ownership in Merger Sub to FutureTech. Accordingly, now Merger Sub is a wholly owned subsidiary of FutureTech.

Special Meeting

As approved by its stockholders at the special meeting of stockholders held on August 14, 2025, FutureTech II Acquisition Corp (“FutureTech” or the “Company”) filed a Fourth Amendment (the “Fourth Amendment”) to its Amended and Restated Certificate of Incorporation (the “Charter”) with the Delaware Secretary of State on August 15, 2025 to modify the terms and extend the date (the “Business Combination Period”) by which the Company has to consummate an initial business combination (the “Business Combination”) for twelve one-month extensions from August 18, 2025 to August 18, 2026, provided that the Company deposits the lesser of $25,000 and $0.033 for each outstanding share of common stock sold in the Company’s initial public offering into the Trust Account, as defined in the Charter, for each one-month extension.

In connection with the stockholders’ vote at the Special Meeting on August 14, 2025, 228,287 shares were tendered for redemption.

On August 15, 2025, the Company deposited $18,203 or $0.033 for each outstanding share of common stock sold in the Company’s initial public offering into the Trust Account to extend the Business Combination Period from August 18, 2025 to September 18, 2025.

Note 11 – Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date. Based upon this review the Company did not identify any subsequent events, other than those noted below, that would have required adjustment or disclosure in the financial statements.

Extension Loans

On January 18, 2025, the Company caused to be deposited $37,744 into the Company’s Trust account, allowing the Company to extend the period of time it has to consummate its initial Business Combination from January 18, 2025 to February 18, 2025. On February 18, 2025, the Company caused to be deposited $37,744 into the Company’s Trust account, allowing the Company to extend the period of time it has to consummate its initial Business Combination from February 18, 2025 to March 18, 2025. On March 18, 2025, the Company caused to be deposited $37,744 into the Company’s Trust account, allowing the Company to extend the period of time it has to consummate its initial Business Combination from March 18, 2025 to April 18, 2025.

Note 11 – Subsequent Events (Continued)

PIPE Subscription Agreement

On January 31, 2025, a Subscription Agreement (defined below) with an Investor (defined below) became effective as follows: On December 13, 2024, the Company signed a Subscription Agreement (the “Subscription Agreement”) with Yuantian Zhang (the “Investor”), pursuant to which, among other things, the Investor agreed to subscribe for and purchase, and the Company agreed to issue and sell to the Investor, 1,000,000 shares of the Company’s Class A Common Stock at a purchase price equal to $5.00 per share (the “Private Placement”) in connection with a financing effort related to the Merger Agreement. The effectiveness of the Subscription Agreement is conditioned upon entering into an escrow agreement between the Company and the Investor. In addition, the closing of the Private Placement is contingent upon the concurrent consummation of the Business Combination with Longevity.

On January 31, 2025, in connection with the Subscription Agreement, the Company and the Investor signed an escrow agreement dated January 23, 2025 (the “Escrow Agreement”), pursuant to which the Company agreed to issue additional 2,000,000 shares of Class A Common Stock (the “Escrow Shares”, together with any dividends, distributions or other income on the Escrow Shares, the “Escrow Property”), in the name of the Company, to be deposited with Escrow Agent (as defined therein) for two (2) years from the date of the Closing (the “Escrow Release Date”), subject to release if and only if the closing price of the common stock of the Company on the date immediately prior to the Escrow Release Date is less than $7.50 per share. Pursuant to the Escrow Agreement, the Escrow Agent shall release a portion of the Escrow Shares to the Investor such that the aggregate value of all shares of Common Stock issued to the Investor at or before the Closing plus the value of the portion of the Escrow Property released to the Investor is equal to $7,500,000; provided, however, that if the aggregate value of all shares of Common Stock issued to the Investor at or before the Closing plus the value of the Escrow Property on the Escrow Release Date is less than $7,500,000, the Investor will be entitled to receive all of the Escrow Property but nothing more; provided, further, that, each Escrow Share shall be valued at an amount equal to the closing price of the shares of Common Stock on the Nasdaq Stock Market on the day immediately prior to the Escrow Release Date.

The Subscription Agreement, the Escrow Agreement and the transactions contemplated thereby were disclosed on the Company’s Current Report on Form 8-K filed with the SEC on January 31, 2025 as Exhibit 10.1 and Exhibit 10.2, respectively.

Satisfaction and Discharge Agreement with the Underwriter

On February 6, 2025, the Company and Longevity executed a Satisfaction and Discharge of Indebtedness Pursuant to Underwriting Agreement dated February 15, 2022 (the “Discharge Agreement”) with D. Boral Capital LLC (f/k/a EF Hutton LLC, division of Benchmark Investments, LLC) (the “Underwriter”). Pursuant to the Underwriting Agreement in relation to the IPO, upon the completion of an initial business combination, the Underwriter is entitled to a deferred underwriting commission of $3,450,000 (“Deferred Commission”). Under the Discharge Agreement, instead of receiving the full Deferred Commission in cash at the closing of the business combination with Longevity and other parties thereto, the Underwriter will accept (1) $500,000 in cash at the time of the closing; (2) a $1,475,000 promissory note executed by the Company and Longevity (“D. Boral Note”) in which the Company (upon closing) is obligated to pay the Underwriter in cash by the maturity date; and (3) 147,500 shares of the Company’s common stock, which when multiplied by the $10.00 per share price agreed to between the parties equals $1,475,000 and which shall be issued and delivered to the Underwriter at the closing. The Discharge Agreement and D. Boral Note have no effect unless the Longevity Business Combination is consummated. The Discharge Agreement and D. Boral Note have been disclosed by the Company on the Company’s Current Report on Form 8-K filed with the SEC on February 11, 2025.